Securities, Available-for-sale Securities with Unrealized Losses in Continuous Unrealized Loss Position (Details) $ in Thousands	Dec. 31, 2025 USD ($) Security	Dec. 31, 2024 USD ($)
Available-for-sale Securities with Continuous Unrealized Loss Position, Fair Value [Abstract]
Less than 12 Months - Fair Value	$ 35,475	$ 36,112
12 Months or More - Fair Value	68,000	122,158
Fair Value	103,475	158,270
Available-for-sale Securities with Continuous Unrealized Loss Position, Unrealized Loss [Abstract]
Less than 12 Months - Unrealized Loss	(154)	(459)
12 Months or More - Unrealized Loss	(3,586)	(13,201)
Unrealized Loss	$ (3,740)	(13,660)
Number of securities in unrealized loss position | Security	53
U.S. Government Securities [Member]
Available-for-sale Securities with Continuous Unrealized Loss Position, Fair Value [Abstract]
Less than 12 Months - Fair Value	$ 0	31,418
12 Months or More - Fair Value	16,755	26,802
Fair Value	16,755	58,220
Available-for-sale Securities with Continuous Unrealized Loss Position, Unrealized Loss [Abstract]
Less than 12 Months - Unrealized Loss	0	(329)
12 Months or More - Unrealized Loss	(238)	(1,054)
Unrealized Loss	$ (238)	(1,383)
Number of securities in unrealized loss position | Security	3
U.S. Government Sponsored Entity Securities [Member]
Available-for-sale Securities with Continuous Unrealized Loss Position, Fair Value [Abstract]
Less than 12 Months - Fair Value	$ 0	0
12 Months or More - Fair Value	5,124	5,889
Fair Value	5,124	5,889
Available-for-sale Securities with Continuous Unrealized Loss Position, Unrealized Loss [Abstract]
Less than 12 Months - Unrealized Loss	0	0
12 Months or More - Unrealized Loss	(212)	(518)
Unrealized Loss	$ (212)	(518)
Number of securities in unrealized loss position | Security	2
Agency Mortgage-backed Securities, Residential [Member]
Available-for-sale Securities with Continuous Unrealized Loss Position, Fair Value [Abstract]
Less than 12 Months - Fair Value	$ 35,475	4,694
12 Months or More - Fair Value	46,121	89,467
Fair Value	81,596	94,161
Available-for-sale Securities with Continuous Unrealized Loss Position, Unrealized Loss [Abstract]
Less than 12 Months - Unrealized Loss	(154)	(130)
12 Months or More - Unrealized Loss	(3,136)	(11,629)
Unrealized Loss	$ (3,290)	$ (11,759)
Number of securities in unrealized loss position | Security	48